Note 16 - Per Share Amounts (Tables)	12 Months Ended
Oct. 31, 2021
Statement Line Items [Line Items]
Earnings per share [text block]
(thousands of Canadian dollars)
	2021	2020

Net income	$22,380	$19,405
Preferred share dividends paid	(1,578)	(2,168)
Net income available to common shareholders	20,802	17,237

Weighted average number of common shares outstanding	21,752,930	21,123,559

Basic and diluted income per common share:	$0.96	$0.82